Allowance for Credit Losses on Loans (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-Offs	¥ 46,323	[1]	¥ 227,450	[1]	¥ 59,840
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-Offs	¥ 46,323
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-Offs			¥ 227,450

[1]	Charge-offs decreased from ¥227,450 million for the fiscal year ended March 31, 2023 to ¥46,323 million for the fiscal year ended March 31, 2024. The decrease was due mainly to a charge-off related to a debt waiver to a domestic corporate borrower which was recognized in the fiscal year ended March 31, 2023.